Share-based payments1	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Share-based payments1

17. Share-based payments[1]

Different share and share option programs allow company senior management and members of the board of directors to receive or acquire shares of AB InBev or Ambev. For all option plans, the fair value of share-based payment compensation is estimated at grant date, using a binomial Hull model, modified to reflect the IFRS 2 Share-based Paymentrequirement that assumptions about forfeiture before the end of the vesting period cannot impact the fair value of the option. All the company share-based payment plans are equity-settled.

Share-based payment transactions resulted in a total expense of 185m US dollar for the six-month period ended 30 June 2019, as compared to 173m US dollar for the six-month period ended 30 June 2018.

AB INBEV SHARE-BASED COMPENSATION PROGRAMS

Share-Based Compensation Plan

During 2019, AB InBev issued 0.6m of matching restricted stock units in relation to bonus granted to company employees and management. These matching restricted stock units are valued at the share price at the day of grant representing a fair value of approximately 51m US dollar and cliff vest after five years.

Restricted Stock Units Plan for Directors

Since the annual shareholder meeting of 24 April 2019, the share-based portion of the remuneration of the directors of the company is granted under the form of restricted stock units and no longer under the form of stock options as was previously the case. Such restricted stock units vest after 5 years and, upon vesting, entitle their holders to one AB InBev share per restricted stock unit.

During 2019, approximately 0.1m restricted stock units were granted to directors with an estimated fair value of 4m US dollar.

LTI Stock Option Plan for Executives

During 2019, AB InBev issued 1.0m LTI stock options with an estimated fair value of 11m US dollar. Out of these, 0.3m stock options were granted to members of the Executive Committee.

Performance related incentive plan for Disruptive Growth Function

During 2019, approximately 0.3m performance units were granted to senior management of the Disruptive Growth Function. The value of the performance units will depend on the return of the Disruptive Growth business area.

[1]	Amounts have been converted to US dollar at the average rate of the period, unless otherwise indicated.

The units vest after 5 years provided a performance test is met. Specific forfeiture rules apply in case the executive leaves the company.

Other Grants

AB InBev has in place three specific long-term incentive programs.

One program allows for the offer of restricted stock units to certain employees in certain specific circumstances, whereby grants are made at the discretion of the CEO, e.g. as a special retention incentive or to compensate for assignments of expatriates in countries with difficult living conditions. The restricted stock units vest after five years and in case of termination of service before the vesting date, special forfeiture rules apply. In 2019, no new restricted stock units were granted under this program.

A second program allows for the exceptional offer of restricted stock units to certain employees at the discretion of the Remuneration Committee of AB InBev as a long-term retention incentive for key employees of the company. Employees eligible to receive a grant under this program receive two series of restricted stock units, the first half of the restricted stock units vesting after five years, the second half after ten years. As a variant under this program, the restricted stock units may be granted with a shorter vesting period of 2.5 to 3 years for the first half and 5 years for the second half of the restricted stock units. In case of termination of service before the vesting date, special forfeiture rules apply. As of 2017, instead of restricted stock units, stock options may be granted under the program with similar vesting and forfeiture rules. Each option gives the grantee the right to purchase one existing AB InBev share. During 2019, approximately 0.1m restricted stock units were granted to senior management with an estimated fair value of 2m US dollar.

A third program allows certain employees to purchase company shares at a discount aimed as a long-term retention incentive for (i) high-potential employees of the company, who are at a mid-manager level (“People bet share purchase program”) or (ii) for newly hired employees. The voluntary investment in company shares leads to the grant of an amount of matching restricted stock units or stock options which vest after 5 years. In case of termination before the vesting date, special forfeiture rules apply. In 2019, employees purchased 0.1m shares under this program for the equivalent of 1m US dollar.

In 2018 a new program was implemented allowing for the offer of performance based restricted stock units (“Performance RSUs”) to certain members of the company’s senior management. Upon vesting, each RSU gives the executive the right to receive one existing AB InBev share. The Performance RSUs can have a vesting period of 5 years or of 10 years. The shares resulting from the RSU vesting will only be delivered provided a performance test is met by the company. This performance test is based on an organic EBITDA compounded annual growth rate target which must be achieved by 31 December 2024 at the latest. Specific forfeiture rules apply if the employee leaves the company before the performance test achievement or vesting date. In 2019, no new Performance RSUs were granted under this program.

In order to maintain consistency of benefits granted to executives and to encourage international mobility of executives, an options exchange program can be executed whereby unvested options are exchanged against restricted shares that remain locked-up until 5 years after the end of the initial vesting period. The shares that result from the exercise of the options must in principle remain locked-up until 31 December 2023. In 2019, no options were exchanged against ordinary blocked shares.

The Board has also approved the early release of vesting conditions of unvested stock options or restricted stock units which are vesting within 6 months of the executives’ relocation. The shares that result from the early exercise of the options or the early vesting of the restricted stock units must remain blocked until the end of the initial vesting period. In 2019, the vesting of 0.1m stock options and restricted stock units was accelerated under this program for members of the senior management.

AMBEV SHARE-BASED COMPENSATION PROGRAMS

Since 2005, Ambev has had a plan which is substantially similar to the Share-based compensation plan under which bonuses granted to company employees and management are partially settled in shares. In 2019, Ambev did not issue deferred stock units.

Since 2018, Ambev has a plan which is substantially similar to the Share-based compensation plan under which bonuses granted to company employees and management are partially settled in shares. Under the Share-based compensation plan, Ambev issued 3.8m restricted stock units in 2019 with an estimated fair value of 15.3m US dollar.

As from 2010, senior employees are eligible for an annual long-term incentive to be paid out in Ambev LTI stock options (or, in future, similar share-based instruments), depending on management’s assessment of the employee’s performance and future potential. In 2019, Ambev granted 1.4m LTI stock options with an estimated fair value of 2.0m US dollar. Additionally, as a means of creating a long term incentive (wealth incentive) for certain senior employees and members of management considered as having “high potential”, share appreciation rights in the form of phantom stocks have been granted to those employees, pursuant to which the beneficiary shall receive two separate lots – Lot A and Lot B – subject to lockup periods of five and ten years, respectively.